Other assets, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other assets, net
9. Other assets, net
An analysis of other assets at December 31, 2019 and 2020 is as follows:

	2019	2020
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps. 7,718,343	Ps. 7,600,644
Prepaid insurance	978,927	1,300,019
Other	776,164	93,244

	Ps. 9,473,434	Ps. 8,993,907

Non-current portion:

Recoverable taxes	Ps.14,647,726	Ps.11,559,961
Prepayments for the use of fiber optics	2,095,556	2,709,358
Judicial Deposits (1)	19,506,147	15,402,840
Prepaid expenses	5,642,590	8,743,667

Total	Ps.41,892,019	Ps.38,415,826

For the years ended December 31, 2018, 2019 and 2020, amortization expense for other assets was Ps.798,243, Ps.318,824 and Ps.213,833, respectively.

(1)
Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies mainly in Brazil. At December 31, 2019 and 2020, the amount for these deposits is Ps.19,506,147 and Ps.15,402,840, respectively for Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable.